Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenue	$ 1,181	$ 1,083	$ 2,252	$ 3,673	$ 6,012	$ 3,585
Operating expenses
Cost of revenue	1,419	1,063	2,916	3,153	6,160	4,709
Selling, general and administrative	3,311	2,737	6,215	5,619	14,540	12,943
Research and development	713	1,298	1,415	2,645	5,129	4,351
Total operating expenses	5,443	5,098	10,546	11,417	25,829	22,003
Loss from operations	(4,262)	(4,015)	(8,294)	(7,744)	(19,817)	(18,418)
Interest income (expense), net	60	(800)	(314)	(1,580)	(3,254)	(2,235)
Other income (expense), net	(11,093)	(3,169)	(13,628)	(1,051)	(16,594)	(9,409)
Loss before provision for income taxes	(15,295)	(7,984)	(22,236)	(10,375)	(39,665)	(30,062)
Provision for income taxes	4	6	4	6	6	2
Net loss	$ (15,299)	$ (7,990)	$ (22,240)	$ (10,381)	$ (39,671)	$ (30,064)
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic	101,625,767	12,705,266	58,401,952	12,659,799	25,623,837	24,785,935
Net loss per share attributable to common stockholders, basic	$ (0.15)	$ (0.63)	$ (0.38)	$ (0.82)	$ (1.55)	$ (1.21)
Net loss per share attributable to common stockholders, diluted	$ (0.15)	$ (0.63)	$ (0.38)	$ (0.82)	$ (1.55)	$ (1.21)